5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluaion Assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Exploration and Evaluation Assets, Starting Balance	$ 7,025,515
Exploration and Evaluation Assets, Claim staking	5,799	$ 880
Exploration and Evaluation Assets, Property acquisition	13,520	91,837
Exploration and Evaluation Assets, Total	19,319	92,717
Exploration and Evaluation Assets, Camp, travel and meals	34,079	81,708
Exploration and Evaluation Assets, Drilling	20,926	646,501
Exploration and Evaluation Assets, Field equipment rental	7,009	39,500
Exploration and Evaluation Assets, Field supplies and maps	443	8,352
Exploration and Evaluation Assets, Geochemical	16,650	1,942
Exploration and Evaluation Assets, Geological consulting	107,354	299,958
Exploration and Evaluation Assets, Licence and permits	46,139	59,257
Exploration and Evaluation Assets, Management fees	28,581	19,875
Exploration and Evaluation Assets, Permitting	77,568	139,119
Exploration and Evaluation Assets, Reclamation	717	10,525
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	304	37,276
Exploration and Evalutation Assets - Trenching	270	87,008
Exploration and Evaluation Assets, Total expenses	340,040	1,443,749
Exploration and Evaluation Assets, Option payment received	(44,897)	(412,500)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	133,008	341,966
Exploration and Evaluation Assets, Recovered exploration expenditures	(240,371)	(1,157,966)
Exploration and Evalutation Assets - Writedown of Properties	(338,943)	(1,038,046)
Exploration and Evaluation Assets, Net Additions	(131,844)	(730,080)
Exploration and Evaluation Assets, Foreign Currency Translation	(12,026)	47,216
Exploration and Evaluation Assets, Ending Balance	6,881,645	7,025,515
Exploration and Evaluation Assets, Aircraft charter		1,066
Exploration and Evaluation Assets, Legal and accounting		11,662
Haldane
Exploration and Evaluation Assets, Starting Balance	4,963,946
Exploration and Evaluation Assets, Claim staking	0	0
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Camp, travel and meals	14,293	30,005
Exploration and Evaluation Assets, Drilling	0	55,332
Exploration and Evaluation Assets, Field equipment rental	0	11,731
Exploration and Evaluation Assets, Field supplies and maps	297	786
Exploration and Evaluation Assets, Geochemical	4,868	0
Exploration and Evaluation Assets, Geological consulting	65,517	179,177
Exploration and Evaluation Assets, Licence and permits	0	0
Exploration and Evaluation Assets, Management fees	0	0
Exploration and Evaluation Assets, Permitting	0	13,823
Exploration and Evaluation Assets, Reclamation	0	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	23,845
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	84,975	315,765
Exploration and Evaluation Assets, Option payment received	0	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	0	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	84,975	315,765
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance	5,048,921	4,963,946
Exploration and Evaluation Assets, Aircraft charter		1,066
Exploration and Evaluation Assets, Legal and accounting		0
Tim
Exploration and Evaluation Assets, Starting Balance	(49,949)
Exploration and Evaluation Assets, Claim staking	0	0
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Total	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Drilling	0	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	5,791	0
Exploration and Evaluation Assets, Licence and permits	0	0
Exploration and Evaluation Assets, Management fees	0	0
Exploration and Evaluation Assets, Permitting	12,000	0
Exploration and Evaluation Assets, Reclamation	0	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0	0
Exploration and Evalutation Assets - Trenching	0	0
Exploration and Evaluation Assets, Total expenses	17,791	0
Exploration and Evaluation Assets, Option payment received	0	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	82,158	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(50,000)	(40,000)
Exploration and Evalutation Assets - Writedown of Properties	0	0
Exploration and Evaluation Assets, Net Additions	49,949	(40,000)
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	0	(49,949)
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Legal and accounting		0
Others )2023)
Exploration and Evaluation Assets, Starting Balance	1,763,858
Exploration and Evaluation Assets, Claim staking	5,799
Exploration and Evaluation Assets, Property acquisition	13,520
Exploration and Evaluation Assets, Total	19,319
Exploration and Evaluation Assets, Camp, travel and meals	19,786
Exploration and Evaluation Assets, Drilling	20,926
Exploration and Evaluation Assets, Field equipment rental	7,009
Exploration and Evaluation Assets, Field supplies and maps	146
Exploration and Evaluation Assets, Geochemical	11,782
Exploration and Evaluation Assets, Geological consulting	36,046
Exploration and Evaluation Assets, Licence and permits	46,139
Exploration and Evaluation Assets, Management fees	15,642
Exploration and Evaluation Assets, Permitting	64,545
Exploration and Evaluation Assets, Reclamation	717
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	304
Exploration and Evalutation Assets - Trenching	270
Exploration and Evaluation Assets, Total expenses	223,312
Exploration and Evaluation Assets, Option payment received	(44,897)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	50,850
Exploration and Evaluation Assets, Recovered exploration expenditures	(171,825)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	76,759
Exploration and Evaluation Assets, Foreign Currency Translation	(7,893)
Exploration and Evaluation Assets, Ending Balance	1,832,724	1,763,858
Dropped (2023)
Exploration and Evaluation Assets, Starting Balance	347,660
Exploration and Evaluation Assets, Claim staking	0
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Total	0
Exploration and Evaluation Assets, Camp, travel and meals	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	0
Exploration and Evaluation Assets, Licence and permits	0
Exploration and Evaluation Assets, Management fees	12,939
Exploration and Evaluation Assets, Permitting	1,023
Exploration and Evaluation Assets, Reclamation	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Total expenses	13,962
Exploration and Evaluation Assets, Option payment received	0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(18,546)
Exploration and Evalutation Assets - Writedown of Properties	(338,943)
Exploration and Evaluation Assets, Net Additions	(343,527)
Exploration and Evaluation Assets, Foreign Currency Translation	(4,133)
Exploration and Evaluation Assets, Ending Balance	0	347,660
Others (2022)
Exploration and Evaluation Assets, Starting Balance	2,111,518
Exploration and Evaluation Assets, Claim staking		880
Exploration and Evaluation Assets, Property acquisition		91,837
Exploration and Evaluation Assets, Total		92,717
Exploration and Evaluation Assets, Camp, travel and meals		51,703
Exploration and Evaluation Assets, Drilling		591,169
Exploration and Evaluation Assets, Field equipment rental		27,769
Exploration and Evaluation Assets, Field supplies and maps		7,566
Exploration and Evaluation Assets, Geochemical		1,942
Exploration and Evaluation Assets, Geological consulting		116,575
Exploration and Evaluation Assets, Licence and permits		59,257
Exploration and Evaluation Assets, Management fees		19,875
Exploration and Evaluation Assets, Permitting		122,796
Exploration and Evaluation Assets, Reclamation		10,525
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis		13,431
Exploration and Evalutation Assets - Trenching		87,008
Exploration and Evaluation Assets, Total expenses		1,121,278
Exploration and Evaluation Assets, Option payment received		(412,500)
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income		341,966
Exploration and Evaluation Assets, Recovered exploration expenditures		(1,117,966)
Exploration and Evalutation Assets - Writedown of Properties		0
Exploration and Evaluation Assets, Net Additions		25,495
Exploration and Evaluation Assets, Foreign Currency Translation		37,278
Exploration and Evaluation Assets, Ending Balance		2,111,518
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Legal and accounting		11,662
Dropped (2022)
Exploration and Evaluation Assets, Starting Balance	$ 0
Exploration and Evaluation Assets, Claim staking		0
Exploration and Evaluation Assets, Property acquisition		0
Exploration and Evaluation Assets, Total		0
Exploration and Evaluation Assets, Camp, travel and meals		0
Exploration and Evaluation Assets, Drilling		0
Exploration and Evaluation Assets, Field equipment rental		0
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		4,206
Exploration and Evaluation Assets, Licence and permits		0
Exploration and Evaluation Assets, Management fees		0
Exploration and Evaluation Assets, Permitting		2,500
Exploration and Evaluation Assets, Reclamation		0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Trenching		0
Exploration and Evaluation Assets, Total expenses		6,706
Exploration and Evaluation Assets, Option payment received		0
Exploration and Evaluation Assets, Proceeds received in excess of exploration and evaluation asset costs –recognized as income		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evalutation Assets - Writedown of Properties		(1,038,046)
Exploration and Evaluation Assets, Net Additions		(1,031,340)
Exploration and Evaluation Assets, Foreign Currency Translation		9,938
Exploration and Evaluation Assets, Ending Balance		0
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Legal and accounting		$ 0